Shareholder Report, Holdings (Details)	Dec. 31, 2025
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%